Provision for Environmental Rehabilitation - Disclosure of Rates Used in the Calculated of the Provision (Details) - Provision for environmental rehabilitation	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
South African operations
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Inflation rate	5.25%	5.50%	6.50%
South African operations | - 12 months
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Discount rates	6.50%	6.70%	7.50%
South African operations | - one to five years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Discount rates	6.85%	7.00%	7.60%
South African operations | - six to nine years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Discount rates	8.50%	8.20%	8.40%
South African operations | - ten years or more
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Discount rates	9.60%	8.60%	9.10%
PNG operations
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Inflation rate	5.00%	6.00%	6.60%
Discount rates	6.25%	6.25%	6.25%